RISKS (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total borrowings	$ 1,448	$ 1,613
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,248	1,230
Fixed interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	33	57
Fixed interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,210	1,173
Fixed interest rate [member] | Yuan R China [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	5
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	71	289
Floating interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	30	140
Floating interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	41	149
Non Interest Accrues [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	129	94
Non Interest Accrues [Member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	11	22
Non Interest Accrues [Member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	$ 118	$ 72